Profit Before Income Tax Expense	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Profit Before Income Tax Expense
7	PROFIT BEFORE INCOME TAX EXPENSE

	2020	2019	2018
	RMB	RMB	RMB
Items credited and charged in arriving at the profit before income tax expense include:

Credited
Dividend income from equity investments measured at fair value through other comprehensive income	25	22	52
Reversal of provision for impairment of receivables	95	1,630	1,370
Reversal of write down in inventories	186	201	77
Government grants (i)	11,236	12,281	11,775
Gain on disposal of investment in subsidiaries	1,242	49	45
Gain on Pipeline restructuring (Note 41)	46,946	—	—

Charged
Amortization of intangible and other assets	5,944	4,992	4,897
Depreciation and impairment losses:
Owned property, plant and equipment	194,015	205,297	222,195
Right-of-use assets (ii)	13,916	14,973	—
Auditors’ remuneration (ii i )	49	53	53
Cost of inventories recognized as expense	1,527,271	1,981,628	1,820,838
Provision for impairment of receivables	438	263	1,385
Loss on disposal of property, plant and equipment	5,398	9,809	16,761
Total minimum lease payments for leases previously classified as operating lease under IAS 17 (ii)	—	—	20,196
Variable lease payments, low-value and short-term lease payment not included in the measurement of lease liabilities	3,362	3,514	—
Research and development expenses	15,746	15,666	14,093
Write down in inventories	8,337	1,461	4,307

(i)
Comprises proportionate refund of import value-added tax relating to the import of natural gas (including liquefied natural gas) provided by the PRC government and value-added tax refund upon levy for pipeline transportation service over which portion of value-added tax actual tax burden exceeds 3%. This value-added tax refund is applicable from January 1, 2011 to December 31, 2020 and available when the import prices of the natural gas and liquefied natural gas imported under any State-sanctioned pipelines are higher than their prescribed selling prices.

(ii)
The Group has initially applied IFRS 16 under the modified retrospective approach and adjusted the opening balances at January 1, 2019 to recognize right-of-use assets relating to leases which were previously classified as operating leases under IAS 17. The depreciated carrying amount of the finance lease assets which were previously included in property, plant and equipment is also identified as a right-of-use asset. After initial recognition of right-of-use assets at January 1, 2019, the Group as a lessee is required to recognize the depreciation of right-of-use assets, instead of the previous policy of recognizing rental expenses incurred under operating leases on a straight-line basis over the lease term. Under this approach, the comparative information is not restated.

(iii)
The auditors’ remuneration above represents the annual audit fees paid by the Company. This remuneration does not include fees of RMB 62 (2019: RMB 60, 2018: RMB 52) paid by subsidiaries to the Company’s current auditor and its network firms which primarily relates to audit, tax compliance and other advisory services.